RELATED PARTIES BALANCES AND TRANSACTIONS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
RELATED PARTIES BALANCES AND TRANSACTIONS
RELATED PARTIES BALANCES AND TRANSACTIONS
11.	RELATED PARTIES BALANCES AND TRANSACTIONS

The table below sets forth the major related parties with which the Group had transactions during the periods presented and their relationships with the Group:

Name of related parties	Relationship with the Group
Image Frame Investment (HK) Limited (under the control of Tencent Holdings Limited)	Principal shareholder of the Group

Details of major amounts due from related parties for the periods presented are as follows:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB
Receivables from Tencent Group’s on-line payment platform*	4,284	6,215
Prepaid cloud service fee to Tencent Group*	2,331	3,368
Total	6,615	9,583

Details of major transactions with related parties for the periods presented are as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Cloud services from Tencent Group*	7,715	11,402
On-line payment platform clearing services from Tencent Group*	2,887	2,355
Total	10,602	13,757
*

Tencent Group represents companies under the control of Tencent Holdings Limited, including Image Frame Investment (HK) Limited. The Group purchases cloud services and on-line payment platform clearing services from Tencent Group, which are trade in nature.

10.	RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth the major related parties with which the Group had transactions during the periods presented and their relationships with the Group:

Name of related parties	Relationship with the Group
Image Frame Investment (HK) Limited (under the control of Tencent Holdings Limited)	Principal shareholder of the Group

Details of major amounts due from related parties for the periods presented are as follows:

	As of December 31,	As of September 30,
	2021	2022
	RMB	RMB
Receivables from Tencent Group’s on-line payment platform*	4,284	6,698
Prepaid cloud service fee to Tencent Group*	2,331	3,352
Total	6,615	10,050

Details of major transactions with related parties for the periods presented are as follows:

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Cloud services from Tencent Group*	12,445	18,877
On-line payment platform clearing services from Tencent Group*	4,344	3,652
Total	16,789	22,529
*

Tencent Group represents companies under the control of Tencent Holdings Limited, including Image Frame Investment (HK) Limited. The Group purchases cloud services and on-line payment platform clearing services from Tencent Group, which are trade in nature.